Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2017	Jul. 31, 2017	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Goodwill [Line Items]
Goodwill and trademark impairment		$ 0	$ 89,000,000	$ 0	$ 0
Goodwill [Roll Forward]
Beginning Balance			2,910,000,000	3,010,000,000
Foreign currency translation adjustment			95,000,000	(100,000,000)
Impairment charge	$ (38,000,000)		(38,000,000)
Ending Balance			2,967,000,000	2,910,000,000	3,010,000,000
North America Segment
Goodwill [Roll Forward]
Beginning Balance			1,898,000,000	1,898,000,000
Foreign currency translation adjustment				0
Ending Balance			1,898,000,000	1,898,000,000	1,898,000,000
EAA Segment
Goodwill [Line Items]
Goodwill and trademark impairment			89,000,000
Goodwill [Roll Forward]
Beginning Balance			1,012,000,000	1,112,000,000
Foreign currency translation adjustment			95,000,000	(100,000,000)
Impairment charge			(38,000,000)
Ending Balance			$ 1,069,000,000	$ 1,012,000,000	$ 1,112,000,000